SHARE CAPITAL - Changes in Stock Option Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair value of the stock option derivative liability
Balance at Beginning of period	$ 25	$ 16
Gain on revaluation	$ 25	(9)
Balance at End of period		$ 25